LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Aerospace & Defense - 2.5%
Honeywell International, Inc.	7,000	$1,168,790

Banks - 8.5%
Comerica, Inc.	15,000	1,066,500
Cullen/Frost Bankers, Inc.	4,000	528,880
Truist Financial Corp.	32,375	1,409,607
Zions Bancorp N.A.	19,000	966,340
		3,971,327
Beverages - 5.6%
Keurig Dr Pepper, Inc.	22,500	805,950
PepsiCo, Inc.	11,000	1,795,860
		2,601,810
Chemicals - 8.4%
Air Products & Chemicals, Inc.	3,500	814,555
Corteva, Inc.	20,000	1,143,000
DuPont de Nemours, Inc.	8,700	438,480
Ecolab, Inc.	5,000	722,100
The Sherwin-Williams Co.	4,000	819,000
		3,937,135
Computers & Peripherals - 3.5%
Apple, Inc.	12,000	1,658,400

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	2,000	644,180

Consumer Finance - 2.2%
American Express Company	7,500	1,011,825

Electronic Equipment & Instruments - 2.6%
Trimble, Inc. (a)	22,500	1,221,075

Food Products - 1.1%
The Kraft Heinz Company	15,000	500,250

Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	17,500	1,018,150
Stryker Corp.	5,000	1,012,700
		2,030,850
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	8,000	904,000

IT Consulting & Services - 2.5%
Broadridge Financial Solutions, Inc.	5,500	793,760
PayPal Holdings, Inc. (a)	4,200	361,494
		1,155,254
Machinery - 1.9%
Xylem, Inc.	10,000	873,600

Marine - 2.1%
Kirby Corp. (a)	16,500	1,002,705

Media & Entertainment - 4.1%
Alphabet, Inc. - Class A (a)	20,000	1,913,000

Oil & Gas & Consumable Fuels - 9.6%
Chevron Corp.	6,500	933,855
Devon Energy Corp.	32,000	1,924,160
Pioneer Natural Resources Co.	7,500	1,623,975
		4,481,990
Oil, Gas & Consumable Fuels - 3.1%
Diamondback Energy Inc.	5,000	602,300
Kinder Morgan, Inc.	52,500	873,600
		1,475,900
Pharmaceuticals - 3.2%
Zoetis, Inc.	10,000	1,482,900

Professional Services - 3.6%
Dun & Bradstreet Holdings, Inc. (a)	45,000	557,550
Verisk Analytics, Inc.	6,500	1,108,444
		1,665,994
Software - 11.6%
Adobe, Inc. (a)	3,700	1,018,240
Microsoft Corp.	7,500	1,746,750
Oracle Corp.	20,000	1,221,400
Roper Technologies, Inc.	4,000	1,438,560
		5,424,950
Software & Services - 2.1%
Akamai Technologies, Inc. (a)	12,500	1,004,000

Specialty Retail - 5.3%
Academy Sports & Outdoors, Inc.	17,000	717,060
The Home Depot, Inc.	4,000	1,103,760
Leslie's, Inc. (a)	45,000	661,950
		2,482,770
Textiles, Apparel & Luxury Goods - 2.0%
Tapestry, Inc.	32,500	923,975

TOTAL COMMON STOCKS
(Cost $24,681,172)		43,536,680

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
Fidelity Investments Money Market Government Portfolio - Class I, 2.73% (b)	90,883	90,882
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (b)	1,420,951	1,420,951
MSILF Government Portfolio - Institutional Class, 2.81% (b)	1,420,951	1,420,951
		2,932,784
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,932,784)		2,932,784

Total Investments - 99.4%		46,469,464
(Cost $27,613,956)
Other Assets in Excess of Liabilities - 0.6%		277,765
TOTAL NET ASSETS - 100.0%		$46,747,229

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM AQUINAS CATHOLIC EQUITY FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Information Technology	22.4%
Energy	12.7%
Financials	10.7%
Industrials	10.1%
Materials	9.8%
Consumer Discretionary	9.2%
Health Care	7.5%
Consumer Staples	6.6%
Money Market Funds	6.3%
Communication Services	4.1%
Other assets in excess of liabilities	0.6%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$43,536,681	$–	$–	$43,536,681
Short-Term Investments	2,932,784	–	–	2,932,784
Total Investments	$46,469,465	$–	$–	$46,469,465